Contingencies and Commitments - Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
As the defendant
Litigation Case [Line Items]
Number of cases	683	663
Claim amount	₩ 689,415	₩ 550,535
As the plaintiff
Litigation Case [Line Items]
Number of cases	284	200
Claim amount	₩ 784,453	₩ 729,798